Basis of Preparation - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Basis of Preparation [Line Items]
Average incremental borrowing rate		6.50%
Lease liabilities	$ 1,349
Other long term liabilities [member]
Basis of Preparation [Line Items]
Lease liabilities		$ 200
Property, plant and equipment [member]
Basis of Preparation [Line Items]
Right-of-use assets	$ 580	$ 200